Other Non-Current Assets - Summary of Other Non-Current Assets (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Miscellaneous non-current assets [abstract]
Amounts receivable under insurance contracts	£ 953	£ 957
Pension schemes in surplus (Note 30)	1,115	898
Other receivables	80	87
Other non-current assets	£ 2,148	£ 1,942